Offerings - Offering: 1	Jan. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.50 par value
Amount Registered | shares	5,429,164
Maximum Aggregate Offering Price	$ 357,922,640.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 49,429.12
Offering Note	Rule 457(f) Fee Calculation Details (a) Amount Registered: The number of shares of common stock, par value $0.50 per share, of Burke & Herbert Financial Services Corp. ("Burke & Herbert" and, such shares, the "Burke & Herbert common stock") being registered is based upon (i) the exchange ratio of 0.1350 shares of Burke & Herbert common stock for each share of common stock, par value $0.01 per share, of LINKBANCORP, Inc. ("LNKB" and, such shares, the "LNKB common stock") multiplied by (ii) 40,216,027, which is an estimate of the maximum number of shares of LNKB common stock issued and outstanding as of January 20, 2026 or issuable or expected to be exchanged (including in respect of LNKB equity awards) in connection with the merger of LNKB with and into Burke &Herbert. (b) Maximum Aggregate Offering Price: Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, and calculated in accordance with Rules 457(c) and 457(f)(1) promulgated thereunder. The proposed maximum aggregate offering price is (i) the average of the high and low prices of LNKB's common stock on the Nasdaq Stock Market LLC on January 22, 2025 ($8.90) multiplied by (ii) the estimated maximum number of shares of LNKB common stock to be converted in the merger (40,216,027).